Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

	December 31, 2022
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	449,387	93,820	355,567
Acquired customer relationships	37,040	8,109	28,931
Other intangible assets	8,384	2,734	5,650
Software development costs	15,330	15,330	—
	510,141	119,993	390,148

	December 31, 2021
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	187,874	57,016	130,858
Acquired customer relationships	8,435	3,802	4,633
Other intangible assets	4,351	1,549	2,802
Software development costs	27,520	27,317	203
Purchased software	6,973	6,973	—
	235,153	96,657	138,496

During the year ended December 31, 2022, the Company disposed of and retired software development costs, acquired technology and purchased software with a combined original cost of $30,598. There was no gain or loss recognized in the consolidated statements of operations and comprehensive (loss) income as a result of the retirement and disposal of these assets.
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statements of operations and comprehensive (loss) income:

	Years ended
	December 31, 2022 $	December 31, 2021 $
Cost of revenues	48,681	21,518
Sales and marketing	5,070	2,195
Research and development	83	243
General and administrative	514	524
	54,348	24,480

Estimated future amortization expense related to intangible assets, as at December 31, 2022 is as follows:

Fiscal Year	Amount $
2023	82,446
2024	78,451
2025	67,868
2026	64,483
2027	61,696
Thereafter	35,204
Total	390,148